Stock-Based Compensation - Schedule of Restricted Stock Unit Programs Outstanding (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	605,430	367,726	181,732
Granted	224,841	320,131	208,458
Dividend equivalents	1,262	1,895	2,022
Redeemed	(199,679)	(84,322)	(24,486)
Number of options outstanding, Ending Balance	631,854	605,430	367,726
Liability Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	20,099	29,806	34,242
Granted	13,825	15,364	4,150
Dividend equivalents	624	1,133	946
Redeemed	(4,429)	(26,204)	(9,532)
Number of options outstanding, Ending Balance	30,119	20,099	29,806
Liability Classified DSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	206,923	198,446	186,348
Granted	30,716	37,456	22,669
Dividend equivalents	2,815	5,145	4,696
Redeemed	(113,007)	(34,124)	(15,267)
Number of options outstanding, Ending Balance	127,447	206,923	198,446
Release of Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	832,452	595,978	402,322
Granted	269,382	372,951	235,277
Dividend equivalents	4,701	8,173	7,664
Redeemed	(317,115)	(144,650)	(49,285)
Number of options outstanding, Ending Balance	789,420	832,452	595,978